ALLIANCE VARIABLE PRODUCTS SERIES FUND HIGH-YIELD PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2000
(UNAUDITED)


Investment Products Offered
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                Shares or
                                                Principal
                                                 Amount
                                                  (000)      U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-87.9%
AUTOMOTIVE-3.9%
Lear Corp. Series B
  7.96%, 5/15/05                                   $500     $    470,447
Tenneco Automotive, Inc.
  11.625%, 10/15/09                                 500          447,500
                                                             ------------
                                                                 917,947

BROADCASTING/MEDIA-6.1%
Allbritton Communications Co.
  8.875%, 2/01/08                                   500          463,125
Chancellor Media Corp.
  9.00%, 10/01/08                                   500          516,250
Fox Family Worldwide, Inc.
  9.25%, 11/01/07                                   500          452,500
                                                             ------------
                                                               1,431,875

BUILDING & RELATED-1.1%
Morrison Knudsen Corp.
  11.00%, 7/01/10 (a)                               250          250,313

CABLE-9.2%
Charter Communication Holdings
  10.25%, 1/15/10 (a)                               500          486,250
Comcast UK Cable Partners, Ltd.
  11.20%, 11/15/07                                  500          468,750
EchoStar DBS Corp.
  9.375%, 2/01/09                                   500          482,500
NTL, Inc.
  10.00%, 2/15/07                                   300          285,000
United Pan-Europe Communications NV
  11.25%, 11/01/09 (a)                              500          442,500
                                                             ------------
                                                               2,165,000

CHEMICALS-4.2%
Avecia Group Plc
  11.00%, 7/01/09                                   500          492,500
Lyondell Chemical Co.
  9.625%, 5/01/07                                   500          493,750
                                                             ------------
                                                                 986,250

COMMUNICATIONS-30.3%
Crown Castle International Corp.
  10.75%, 8/01/11                                   500          509,375
Exodus Communications, Inc.
  11.625%, 7/15/10 (a)                              400          401,500
Global Crossings Holdings, Ltd.
  9.625%, 5/15/08                                   750          731,250
ICG Services, Inc.
  9.875%, 5/01/08 (b)                               750          386,250
Iridium Capital Corp. LLC
  14.00%, 7/15/05 (c)                               550           24,750
Level 3 Communications, Inc.
  11.00%, 3/15/08 (a)                             1,000          995,000
Nextel Communications, Inc.
  9.375%, 11/15/09                                  500          480,000
PSINet, Inc.
  11.50%, 11/01/08                                  500          472,500
RCN Corp.
  10.125%, 1/15/10                                  750          628,125
TeleCorp PCS, Inc.
  1.00%, 4/15/09                                    250          164,375
Versatel Telecom BV
  warrants, expiring 5/15/08 (d)                  1,300          676,000
Versatel Telecom International NV
  11.875%, 7/15/09                                  500          495,000
Viatel, Inc.
  11.25%, 4/15/08                                   500          372,500
Voicestream Wireless Co.
  10.375%, 11/15/09 (a)                             500          520,000
Winstar Communications, Inc.
  12.50%, 4/15/08 (a)                               250          246,250
                                                             ------------
                                                               7,102,875

ENERGY-2.9%
R&B Falcon Corp.
  6.75%, 4/15/05                                    500          452,500
Range Resources Corp.
  8.75%, 1/15/07 (a)                                250          216,250
                                                             ------------
                                                                 668,750

ENTERTAINMENT & LEISURE-1.7%
Marvel Enterprises, Inc.
  12.00%, 6/15/09                                   500          402,500

HEALTHCARE-2.1%
Iasis Healthcare Corp.
  13.00%, 10/15/09                                  500          500,000

HOTELS-1.7%
Lodgian Financing Corp.
  12.25%, 7/15/09                                   500          403,125

INDUSTRIAL-4.3%
Amtrol, Inc.
  10.625%, 12/31/06                                 300          270,000
Generac Portable
  11.25%, 7/01/06                                   500          402,500
Russell-Stanley Holdings, Inc.
  10.875%, 2/15/09                                  500          327,500
                                                             ------------
                                                               1,000,000


1


HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                Shares or
                                                Principal
                                                  Amount
                                                   (000)      U.S. $ Value
-------------------------------------------------------------------------------

METALS & MINING-2.5%
Alaska Steel Corp.
  7.875%, 2/15/09 (a)                            $  550      $   490,875
Republic Technologies International
  warrants, expiring 7/15/09 (d)                    500                5
  13.75%, 7/15/09                                   500           90,625
                                                             ------------
                                                                 581,505

PAPER / PACKAGING-10.3%
Doman Industries, Ltd.
  12.00%, 7/01/04                                   500          502,500
Huntsman Packaging Corp.
  13.00%, 6/01/10                                   500          517,500
Kappa Beheer BV
  10.625%, 7/15/09 (a)                              500          510,000
Repap New Brunswick, Inc.
  9.00%, 6/01/04                                    500          477,500
Riverwood International Corp.
  10.625%, 8/01/07                                  400          390,000
                                                             ------------
                                                               2,397,500

PUBLIC UTILITIES-1.1%
AES Corp.
  9.50%, 6/01/09                                    250          246,250

SERVICES-1.1%
Avis Rent a Car, Inc.
  11.00%, 5/01/09                                   250          261,875

SUPERMARKET/DRUG-1.9%
Stater Brothers Holdings, Inc.
  10.75%, 8/15/06 (a)                               500          442,500

TECHNOLOGY-1.5%
SCG Holding & Semiconductor Co.
  12.00%, 8/01/09                                   325          348,562

YANKEE BOND-2.0%
Telewest Communications Plc
  11.00%, 10/01/07                                  500          476,250

Total Corporate Debt Obligations
  (cost $21,882,565)                                          20,583,077

PREFERRED STOCKS-4.7%
CABLE-2.3%
CSC Holdings, Inc.
  11.25%, 4/01/08 (e)                             5,139          542,171

COMMUNICATIONS-2.4%
Nextel Communications, Inc.
  11.125%, 2/15/10 (e)                              573          555,810

Total Preferred Stocks
  (cost $1,069,507)                                            1,097,981

SHORT-TERM INVESTMENT-4.1%
TIME DEPOSIT-4.1%
State Street Euro Dollar
  6.00%, 7/03/00
  (amortized cost $962,000)                      $  962          962,000

TOTAL INVESTMENTS-96.7%
  (cost $23,914,072)                                          22,643,058
Other assets less liabilities-3.3%                               769,705

NET ASSETS-100%                                              $23,412,763


(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2000, the aggregate market value of these securities amounted to $5,001,438 or 21.4% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Security is in default and is non-income producing.

(d)  Non-income producing security.

(e)  PIK (Paid-in-kind) preferred quarterly stock payments.

     See Notes to Financial Statements.


2


HIGH-YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $23,914,072)           $22,643,058
  Cash                                                                     226
  Receivable for investment securities sold                            850,201
  Interest receivable                                                  592,816
  Total assets                                                      24,086,301

LIABILITIES
  Payable for investment securities purchased                          648,155
  Advisory fee payable                                                  11,840
  Accrued expenses                                                      13,543
  Total liabilities                                                    673,538

NET ASSETS                                                         $23,412,763

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     2,815
  Additional paid-in capital                                        28,449,355
  Undistributed net investment income                                  943,073
  Accumulated net realized loss on investments and
    foreign currency transactions                                   (4,711,466)
  Net unrealized depreciation of investments                        (1,271,014)
                                                                   $23,412,763

Class A Shares
  Net assets                                                       $23,412,763
  Shares of capital stock outstanding                                2,814,830
  Net asset value per share                                        $      8.32


See Notes to Financial Statements.


3


HIGH-YIELD PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 1,097,488

EXPENSES
  Advisory fee                                                          88,859
  Administrative                                                        31,500
  Custodian                                                             30,028
  Printing                                                               2,095
  Audit and legal                                                        2,049
  Directors' fees                                                          846
  Transfer agency                                                          479
  Miscellaneous                                                          1,918
  Total expenses                                                       157,774
  Less: expenses waived and reimbursed                                 (45,219)
  Net expenses                                                         112,555
  Net investment income                                                984,933

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment transactions                      (1,100,047)
  Net change in unrealized appreciation/depreciation
    of investments                                                      59,614
  Net loss on investments                                           (1,040,433)

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (55,500)


See Notes to Financial Statements.


4


HIGH-YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                Six Months Ended    Year Ended
                                                 June 30, 2000     December 31,
                                                   (unaudited)        1999
                                                ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                            $   984,933     $ 2,031,857
  Net realized loss on investments and
    foreign currency transactions                   (1,100,047)     (2,750,603)
  Net change in unrealized
    appreciation/depreciation
    of investments                                      59,614         214,705
  Net decrease in net assets
    from operations                                    (55,500)       (504,041)

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
  Class A                                           (2,056,687)     (1,097,239)

CAPITAL STOCK TRANSACTIONS
  Net increase                                         958,115       9,257,880
  Total increase (decrease)                         (1,154,072)      7,656,600

NET ASSETS
  Beginning of period                               24,566,835      16,910,235
  End of period (including undistributed
    net investment income of
    $943,073 and $2,014,827, respectively)         $23,412,763     $24,566,835


See Notes to Financial Statements.


5


HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The High-Yield Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to earn the highest level of current income without assuming undue risk by investing principally in high-yielding, fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P Duff &Phelps or Fitch or, if unrated of comparable quantity. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.


6


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions
Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, such waivers/reimbursements amounted to $45,219.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.


NOTE C: Distribution Plan
The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year


7


HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:


Purchases:
Stocks and debt obligations                                        $18,368,593
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                        $16,486,286
U.S. government and agencies                                                -0-


At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:


Gross unrealized appreciation                                      $   587,728
Gross unrealized depreciation                                       (1,858,742)
Net unrealized depreciation                                        $(1,271,014)


At December 31, 1999, for federal income tax purposes, the Portfolio had net capital loss carryforwards of $3,260,804, of which $63,971 expires in the year 2006 and $3,196,833 expires in the year 2007.

1. Forward Exchange Currency Contracts
All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At June 30, 2000, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.


NOTE E: Capital Stock
There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2000  December 31,  June 30, 2000   December 31,
                      (unaudited)       1999       (unaudited)        1999
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              322,762     1,418,641     $ 2,922,786     $13,391,064
Shares issued in
  reinvestment of
  dividends              250,510       119,655       2,056,687       1,097,239
Shares redeemed         (445,459)     (552,554)     (4,021,358)     (5,230,423)
Net increase             127,813       985,742     $   958,115     $ 9,257,880


NOTE F: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.


NOTE G: Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.


9


HIGH-YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                CLASS A
                                            ----------------------------------------------------
                                            Six Months                            October 27,
                                               Ended     Year Ended December 31,   1997(a) to
                                          June 30, 2000  ------------------------ December 31,
                                            (unaudited)      1999         1998         1997
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 9.14       $ 9.94       $10.33       $10.00

Income From Investment Operations
Net investment income (b)(c)                     .37          .91         1.03          .13
Net realized and unrealized gain (loss)
  on investment transactions                    (.40)       (1.16)       (1.41)         .20
Net increase (decrease) in net asset
  value from operations                         (.03)        (.25)        (.38)         .33

Less: Dividends
Dividends from net investment income            (.79)        (.55)        (.01)          -0-
Net asset value, end of period                $ 8.32       $ 9.14       $ 9.94       $10.33

Total Return
Total investment return based on net
  asset value (d)                               (.24)%      (2.58)%      (3.69)%       3.30%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $23,413      $24,567      $16,910       $1,141
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .95%(e)      .95%         .95%         .95%(e)
  Expenses, before waivers and
    reimbursements                              1.22%(e)     1.40%        1.80%        8.26%(e)
  Net investment income (b)                     8.31%(e)     9.72%        9.77%        7.28%(e)
Portfolio turnover rate                           76%         198%         295%           8%


(a)  Commencement of Operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


10


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


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